Debt - Schedule of Long-Term Debt (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 22, 2016
Nonrelated Party [Member]
Debt Instrument [Line Items]
Total principal	$ 5,262	$ 998	$ 996
Unamortized discounts and debt issuance costs	2	(13)	(14)
Total long-term debt	5,264	985	982
Less: current portion of long-term debt	(332)	(5)	(6)
Long-term debt	4,932	980	976
Other [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
Total principal	$ 7	$ 8	6
3.50% Unsecured Notes due 2016 to 2026 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	3.50%	3.50%		3.50%
Effective percentage	3.59%	3.59%
3.50% Unsecured Notes due 2016 to 2026 [Member] | Unsecured Debt [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
Total principal	$ 326	$ 400	400
4.75% Unsecured Notes due 2016 to 2046 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	4.75%	4.75%		4.75%
Effective percentage	5.02%	5.02%
4.75% Unsecured Notes due 2016 to 2046 [Member] | Unsecured Debt [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
Total principal	$ 554	$ 590	$ 590